Leases - (Balance Sheet Amount Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Right-of-use assets
Right-of-use assets	¥ 343,860	¥ 411,878	¥ 0
Lease liabilities
Current	11,450	74,093	0
Non-current	10,593	2,638	0
Lease liabilities	22,043	76,731	¥ 0
Additions to right-of-use assets	33,980
Land use rights [member]
Right-of-use assets
Right-of-use assets	320,212	335,026
Buildings [member]
Right-of-use assets
Right-of-use assets	22,205	12,233
Equipment [member]
Right-of-use assets
Right-of-use assets	168	63,471
Others [member]
Right-of-use assets
Right-of-use assets	¥ 1,275	¥ 1,148